S-K 1602, SPAC Registered Offerings	Jul. 25, 2025 USD ($) item
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 12 months from the closing of this offering plus two three-month extensions to consummate our initial business combination (or up to 18 months from the closing of this offering if we fully extend the period of time to consummate a business combination, as described in more detail in this prospectus).
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of March 31, 2025
	Without Over-Allotment Option Exercised
				Scenario D
	Scenario A 25%	Scenario B 50%	Scenario C 75%	maximum
	redemptions(1)	redemptions(2)	redemptions(3)	redemptions(4)
Offering price of $8.75 included in the units (adjusted to include the value of the rights)	$8.75	$8.75	$8.75	$8.75
Pro forma net tangible book value per share, as adjusted	$6.25	$5.27	$3.61	$0.14
Dilution to public shareholders (difference between pro forma net tangible book value per share and deemed offering price)	$2.50	$3.48	$5.14	$8.61
(1)	The numbers set forth in this column assume that 1,500,000 public shares, or 25%, of 6,000,000 public shares are redeemed.
(2)	The numbers set forth in this column assume that 3,000,000 public shares, or 50%, of 6,000,000 public shares are redeemed.
(3)	The numbers set forth in this column assume that 4,500,000 public shares, or 75%, of 6,000,000 public shares are redeemed.
(4)	The numbers set forth in this column assume that 6,000,000 public shares are redeemed, which is the maximum number of shares that can be redeemed (not taking into consideration the requirement in our second amended and restated memorandum and articles of association to maintain net tangible assets of $5,000,001 upon consummation of a business combination).

As of March 31, 2025
	With Over-Allotment Option Exercised
				Scenario D
	Scenario A 25%	Scenario B 50%	Scenario C 75%	maximum
	redemptions(5)	redemptions(6)	redemptions(7)	redemptions(8)
Offering price of $8.75 included in the units (adjusted to include the value of the rights)	$8.75	$8.75	$8.75	$8.75
Pro forma net tangible book value per share, as adjusted	$6.26	$5.29	$3.62	$0.14
Dilution to public shareholders (difference between pro forma net tangible book value per share and deemed offering price)	$2.49	$3.46	$5.13	$8.61
(5)	The numbers set forth in this column assume that 1,725,000 public shares, or 25%, of 6,900,000 public shares are redeemed.
(6)	The numbers set forth in this column assume that 3,450,000 public shares, or 50%, of 6,900,000 public shares are redeemed.
(7)	The numbers set forth in this column assume that 5,175,000 public shares, or 75%, of 6,900,000 public shares are redeemed.
(8)	The numbers set forth in this column assume that 6,900,000 public shares are redeemed, which is the maximum number of shares that can be redeemed (not taking into consideration the requirement in our second amended and restated memorandum and articles of association to maintain net tangible assets of $5,000,001 upon consummation of a business combination).

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

The main ambition of our management is to create value for our shareholders by completing a business combination with a target business where we would potentially utilize our experience by working with management of the target business to attract market attention and interests, generate access to capital, improve the operating efficiency, implement revenue-driven and/or profit-engagement strategies and increase profit potential through additional acquisitions. Consistent with our strategy, we have identified the following general criteria and guidelines that we believe are essential in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we consider it appropriate to do so:

Strong Management Team

The strength of the management team will be an important component in our review process. We will seek to partner with a management team that is operationally strong and has demonstrated the ability to scale, but is also well-incentivized and aligned in our future vision for creating long term shareholder value.

Long-term Revenue Visibility with Defensible Market Position

In management’s view, the target companies should be close to an anticipated inflection point, such as those companies requiring additional management expertise, those companies able to innovate by developing new products or services, or companies where we believe we have the ability to achieve improved profitability performance through an acquisition designed to help facilitate growth.

Benefits from Being a U.S. Public Company (Value Creation and Marketing Opportunities)

We intend to seek target companies that we believe will help offer attractive risk-adjusted equity returns for our shareholders. We intend to seek to acquire a target on terms and in a manner that leverages our experience. Among other criteria, we expect to evaluate financial returns based on (i) the potential for organic growth in cash flows, (ii) the ability to achieve cost savings, (iii) the ability to accelerate growth, including through the opportunity for follow-on acquisitions, and (iv) the prospects for creating value through other value creation initiatives. We also plan to evaluate potential upside from future growth in the target business’ earnings and an improved capital structure.

Growth Potential

We will be looking for businesses that we believe present the potential for revenue and earnings growth through a combination of business, management and resources. We will also consider businesses with potential to generate stable and increasing free cash flow. We may also seek to prudently leverage this cash flow in order to enhance shareholder value.

Global Impact

We will seek to identify target companies that have a deep understanding of the role of technological innovation in terms of social responsibility. We believe that emerging infrastructure, particularly in artificial intelligence and financial technology, encompassing both foundation systems and applied solutions, will be pivotal in shaping our future on a global scale. These companies should not only drive innovation within their local communities but also create meaningful, far-reaching global impact.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the U.S. Securities and Exchange Commission (the “SEC”).

We will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to convert their public shares, regardless of whether they vote for or against, or abstain from voting on, the proposed business combination, into their pro rata portion of the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the business combination, including interest (net of income taxes payable and up to $50,000 for liquidation expenses) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the business combination, including interest (net of income taxes payable and up to $50,000 for liquidation expenses), in each case subject to the limitations described herein. Notwithstanding the foregoing, our founders have agreed, pursuant to written letter agreements with us, not to convert any ordinary shares held by them into their pro rata portion of the aggregate amount then on deposit in the trust account. The decision as to whether we will seek shareholder approval of our proposed business combination or allow shareholders to sell their shares to us in a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require us to seek shareholder approval. If we so choose and we are legally permitted to do so, we will have the flexibility to avoid a shareholder vote and allow our shareholders to sell their shares pursuant to the tender offer rules of the SEC. In that case, we will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules.

We will have until 12 months from the effective date of this registration statement to consummate our initial business combination. If we anticipate that we may not be able to consummate our initial business combination within 12 months from the effective date of this registration statement, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 18 months to complete a business combination), provided that our sponsor or designee must deposit into the trust account for each three months extension, $600,000, or $690,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $1,200,000 or $1,380,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline. Our public shareholders will not be afforded an opportunity to vote on our extension of time to consummate an initial business combination from 12 months to up to 18 months described above or redeem their shares in connection with such extensions. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to an amendment to our second amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us or necessary to pay our taxes, and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution and the public rights will expire and will be worthless.

If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) business days prior to the distribution date (including any accrued interest net of income taxes payable). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation. In the event of our liquidation and subsequent dissolution, the public rights will expire and will be worthless.

Pursuant to the Nasdaq listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the trust account (excluding taxes payable on the income earned on the trust account) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the trust account balance. We will not be required to comply with the 80% fair market value requirement if we are delisted from Nasdaq.

We are not required to obtain an opinion from an unaffiliated third party that the target business we select has a fair market value in excess of at least 80% of the balance of the trust account unless our board of directors cannot make such determination on its own. We are also not required to obtain an opinion from an unaffiliated third party indicating that the price we are paying is fair to our shareholders from a financial point of view unless the target is affiliated with our officers, directors, founders or their affiliates.

We currently anticipate structuring our initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, only the portion of such target business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test.

We have not selected any specific business combination target but intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. Further, we may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. If we are unable to complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our rights will expire worthless. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. Raising additional third party financing may involve dilutive equity issuances or the incurrence of indebtedness at higher than desirable levels. Furthermore, this dilution would increase to the extent that the anti-dilution provision of the Class B ordinary shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares at the time of our initial business combination.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Net proceeds of $60,000,000 (or $69,000,000 if the over-allotment option is exercised in full) from this offering and the proceeds we will receive from the sale of the private units, or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised) (which amount is less expenses of the offering plus the contributed value of the private units) will be placed in a United States-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Except as set forth below, the proceeds held in the trust account will not be released until the earlier of the completion of an initial business combination and our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, except as set forth below, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target businessNotwithstanding the foregoing, there can be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations, and, if applicable, up to $50,000 of interest to pay liquidation expenses (which interest shall be net of income taxes payable). Aside from these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Additionally, in order to meet our working capital needs following the consummation of this offering until completion of an initial business combination, our founders, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the holder’s discretion, up to $2,500,000 of the notes may be converted into units at a price of $10.00 per unit, in addition to the convertible notes in connection with the potential extensions. These units would be identical to the private units. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount | $	$ 60,000,000
SPAC, Securities Offered, Material Terms [Text Block]	6,000,000 units, at $10.00 per unit, each unit consisting of one Class A ordinary share and one right. Each right entitles the holder thereof to receive one-seventh (1/7) of one Class A ordinary share upon consummation of our initial business combination, as described in more detail in this prospectus
SPAC, Securities Offered, Redemption Rights [Text Block]	Our sponsor has agreed to waive its redemption rights with respect to its private shares (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our second amended and restated memorandum and articles of association to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 12 months after the closing of this offering (or up to 18 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time), and (iii) if we fail to consummate a business combination within 12 months after the closing of this offering (or up to 18 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time) or if we liquidate prior to the expiration of the 12-month period (or up to 18 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time). However, our sponsor will be entitled to redemption rights with respect to any public shares held by it if we fail to consummate a business combination or liquidate within the 12-month period (or up to 18 months if we extend the period of time to consummate a business combination by the full amount of time)
De-SPAC Consummation Timeframe, Duration	12 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may not be able to consummate our initial business combination within 12 months from the effective date of this registration statement, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 18 months to complete a business combination), provided that our sponsor or designee must deposit into the trust account for each three months extension, $600,000, or $690,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $1,200,000 or $1,380,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline. Our public shareholders will not be afforded an opportunity to vote on our extension of time to consummate an initial business combination from 12 months to up to 18 months described above or redeem their shares in connection with such extensions. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to an amendment to our second amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earnedon the funds held in the trust account and not previously released to us or necessary to pay our taxes, and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution and the public rights will expire and will be worthless.If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) business days prior to the distribution date (including any accrued interest net of income taxes payable). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may not be able to consummate our initial business combination within 12 months from the effective date of this registration statement, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 18 months to complete a business combination), provided that our sponsor or designee must deposit into the trust account for each three months extension, $600,000, or $690,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $1,200,000 or $1,380,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline.
De-SPAC Consummation Timeframe, Possible Extensions | item	2
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) business days prior to the distribution date (including any accrued interest net of income taxes payable).
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	false
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We have not selected any specific business combination target but may enter into agreements with a target with enterprise values that are greater than what we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. Such additional financing may be in the form of a private investment in a public entity (“PIPE”), which may be in the form of an equity, debt or convertible debt transactions. These financing transactions would be designed to ensure a return on investment to the investor in exchange for assisting the company in completing the business combination or providing sufficient liquidity to the post-combination company. The price of the shares we issue may therefore be less, and potentially significantly less, than the market price for our shares at such time. Any such issuances of equity securities could dilute the interests of our existing shareholders. These financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. We cannot assure you that financing will be available to us on acceptable terms, if at all. None of our initial shareholders, directors or officers or their affiliates or designees are obligated to provide any such financing to us. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate.

In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our directors, officers or shareholders is required to provide any financing to us in connection with or after our initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

	Amount of Compensation to be Received	Consideration Paid
Entity/Individual	or Securities Issued or to be Issued	or to be Paid
Caedryn Acquisition Sponsor	1,200,000 Class B ordinary shares(1)	$20,650

	200,000 private units(2)	$2,000,000

	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

$10,000 per month up to $120,000 (or $180,000 if the period to complete an initial business combination is extended) in accordance with the second amended and restated memorandum and articles of association

Office space, administrative and support services, until consummation of our business combination

	Up to $2,500,000 in working capital loans may be converted into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

Up to $1,200,000 (or up to $1,380,000 if over-allotment option is exercised in part or in full) in loans to extend the period that we must complete an initial business combination from 12 months following the closing of the offering to up to 18 months following the closing of the offering in accordance our second amended and restated memorandum and articles of association, evidenced by extension convertible notes to be repaid in cash or converted into units at a price of $10.00 per unit

Loan in support of our potential extension to allow additional time for us to complete an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 225,000 Class B ordinary shares that are subject to forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	Assumes no exercise of the over-allotment option.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor and other initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Our sponsor, officers and directors will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our sponsor, officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

As of March 31, 2025
	Without Over-Allotment Option Exercised
	Scenario A 25%	Scenario B 50%	Scenario C 75%	Scenario D
	of maximum	of maximum	of maximum	maximum
	redemptions(1)	redemptions(2)	redemptions(3)	redemptions(4)
Offering price of $8.75 included in the units (adjusted to include the value of the rights)	$8.75	$8.75	$8.75	$8.75
Pro forma net tangible book value per share, as adjusted *	$6.25	$5.27	$3.61	$0.14
Dilution to public shareholders (difference between pro forma net tangible book value per share and deemed offering price)	$2.50	$3.48	$5.14	$8.61
*	The pro forma net tangible book value per share after the offering is calculated as follows:

Numerator:
Net tangible book deficit before this offering	$(75,870)	$(75,870)	$(75,870)	$(75,870)
Net proceeds from this offering and sale of the private units, net of expenses(9)	60,500,000	60,500,000	60,500,000	60,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	20,570	20,570	20,570	20,570
Less: Over-allotment liability	(62,000)	(62,000)	(62,000)	(62,000)
Less: Proceeds held in trust subject to redemption(10)	(15,000,000)	(30,000,000)	(45,000,000)	(60,000,000)
Pro forma net tangible book value, as adjusted	$45,382,700	$30,382,700	$15,382,700	$382,700
Denominator:
Class B ordinary shares issued and outstanding prior to this offering(10)	1,725,000	1,725,000	1,725,000	1,725,000
Less: Class B ordinary shares forfeited if over-allotment is not exercised	(225,000)	(225,000)	(225,000)	(225,000)
Class A ordinary shares included in the public units offered	6,000,000	6,000,000	6,000,000	6,000,000
Class A ordinary shares included in the private units	200,000	200,000	200,000	200,000
Class A ordinary shares underlying the rights to be included in the public units	857,142	857,142	857,142	857,142
Class A ordinary shares underlying the rights to be included in the private units	28,571	28,571	28,571	28,571
Representative Share	180,000	180,000	180,000	180,000
Less: Shares subject to redemption	(1,500,000)	(3,000,000)	(4,500,000)	(6,000,000)
Pro forma ordinary shares issued and outstanding, as adjusted	7,265,713	5,765,713	4,265,713	2,765,713
(1)	The numbers set forth in this column assume that 1,500,000 public shares, or 25%, of 6,000,000 public shares are redeemed.
(2)	The numbers set forth in this column assume that 3,000,000 public shares, or 50%, of 6,000,000 public shares are redeemed.
(3)	The numbers set forth in this column assume that 4,500,000 public shares, or 75%, of 6,000,000 public shares are redeemed.
(4)	The numbers set forth in this column assume that 6,000,000 public shares are redeemed, which is the maximum number of shares that can be redeemed (not taking into consideration the requirement in our second amended and restated memorandum and articles of association to maintain net tangible assets of $5,000,001 upon consummation of a business combination).

As of March 31, 2025
	With Over-Allotment Option Exercised
	Scenario A 25%	Scenario B 50%	Scenario C 75%	Scenario D
	of maximum	of maximum	of maximum	maximum
	redemptions(5)	redemptions(6)	redemptions(7)	redemptions(8)
Offering price of $8.75 included in the units (adjusted to include the value of the rights)	$8.75	$8.75	$8.75	$8.75
Pro forma net tangible book value per share, as adjusted*	$6.26	$5.29	$3.62	$0.14
Dilution to public shareholders (difference between pro forma net tangible book value per share and deemed offering price)	$2.49	$3.46	$5.13	$8.61
*	The pro forma net tangible book value per share after the offering is calculated as follows:

Numerator:
Net tangible book deficit before this offering	$(75,870)	$(75,870)	$(75,870)	$(75,870)
Net proceeds from this offering and sale of the private units, net of expenses(9)	69,500,000	69,500,000	69,500,000	69,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	20,570	20,570	20,570	20,570
Less: Proceeds held in trust subject to redemption(10)	(17,250,000)	(34,500,000)	(51,750,000)	(69,000,000)
Pro forma net tangible book value, as adjusted	$52,194,700	$34,944,700	$17,694,700	$444,700
Denominator:
Class B ordinary shares issued and outstanding prior to this offering(10)	1,725,000	1,725,000	1,725,000	1,725,000
Class A ordinary shares included in the public units offered	6,900,000	6,900,000	6,900,000	6,900,000
Class A ordinary shares included in the private units	210,000	210,000	210,000	210,000
Class A ordinary shares underlying the rights to be included in the public units	985,714	985,714	985,714	985,714
Class A ordinary shares underlying the rights to be included in the private units	30,000	30,000	30,000	30,000
Representative Share	207,000	207,000	207,000	207,000
Less: Shares subject to redemption	(1,725,000)	(3,450,000)	(5,175,000)	(6,900,000)
Pro forma ordinary shares issued and outstanding,as adjusted	8,332,714	6,607,714	4,882,714	3,157,714
(5)	The numbers set forth in this column assume that 1,725,000 public shares, or 25%, of 6,900,000 public shares are redeemed.
(6)	The numbers set forth in this column assume that 3,450,000 public shares, or 50%, of 6,900,000 public shares are redeemed.
(7)	The numbers set forth in this column assume that 5,175,000 public shares, or 75%, of 6,900,000 public shares are redeemed.
(8)	The numbers set forth in this column assume that 6,900,000 public shares are redeemed, which is the maximum number of shares that can be redeemed (not taking into consideration the requirement in our second amended and restated memorandum and articles of association to maintain net tangible assets of $5,000,001 upon consummation of a business combination).
(9)	Expenses applied against gross proceeds include the underwriting discount of $600,000, or $690,000 if the underwriters’ over-allotment option is exercised in full. See “Use of Proceeds.”
(10)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]	In addition to the material probable transactions or sources of dilutions discussed above, we note that there are possible other sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of the initial business combination may be uncertain, due to the uncertainty associated with the occurrence or the amount of securities that may be issued pursuant to such occurrence, including arising from: (i) any loans or additional investments from our sponsor, members of our management team or any of their affiliates or designees, including the issuing of Working Capital Units or Extension Units, (ii) any ordinary shares, preference shares or debt securities that may be issued to third parties pursuant to any equity financing or debt financing in connection with the initial business combination, (iii) other source of issue of securities, such as the reservation and issuance of any securities under an employee incentive plan after completion of our initial business combination.
SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]
*	The pro forma net tangible book value per share after the offering is calculated as follows:

Numerator:
Net tangible book deficit before this offering	$(75,870)	$(75,870)	$(75,870)	$(75,870)
Net proceeds from this offering and sale of the private units, net of expenses(9)	60,500,000	60,500,000	60,500,000	60,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	20,570	20,570	20,570	20,570
Less: Over-allotment liability	(62,000)	(62,000)	(62,000)	(62,000)
Less: Proceeds held in trust subject to redemption(10)	(15,000,000)	(30,000,000)	(45,000,000)	(60,000,000)
Pro forma net tangible book value, as adjusted	$45,382,700	$30,382,700	$15,382,700	$382,700
Denominator:
Class B ordinary shares issued and outstanding prior to this offering(10)	1,725,000	1,725,000	1,725,000	1,725,000
Less: Class B ordinary shares forfeited if over-allotment is not exercised	(225,000)	(225,000)	(225,000)	(225,000)
Class A ordinary shares included in the public units offered	6,000,000	6,000,000	6,000,000	6,000,000
Class A ordinary shares included in the private units	200,000	200,000	200,000	200,000
Class A ordinary shares underlying the rights to be included in the public units	857,142	857,142	857,142	857,142
Class A ordinary shares underlying the rights to be included in the private units	28,571	28,571	28,571	28,571
Representative Share	180,000	180,000	180,000	180,000
Less: Shares subject to redemption	(1,500,000)	(3,000,000)	(4,500,000)	(6,000,000)
Pro forma ordinary shares issued and outstanding, as adjusted	7,265,713	5,765,713	4,265,713	2,765,713
*	The pro forma net tangible book value per share after the offering is calculated as follows:

Numerator:
Net tangible book deficit before this offering	$(75,870)	$(75,870)	$(75,870)	$(75,870)
Net proceeds from this offering and sale of the private units, net of expenses(9)	69,500,000	69,500,000	69,500,000	69,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	20,570	20,570	20,570	20,570
Less: Proceeds held in trust subject to redemption(10)	(17,250,000)	(34,500,000)	(51,750,000)	(69,000,000)
Pro forma net tangible book value, as adjusted	$52,194,700	$34,944,700	$17,694,700	$444,700
Denominator:
Class B ordinary shares issued and outstanding prior to this offering(10)	1,725,000	1,725,000	1,725,000	1,725,000
Class A ordinary shares included in the public units offered	6,900,000	6,900,000	6,900,000	6,900,000
Class A ordinary shares included in the private units	210,000	210,000	210,000	210,000
Class A ordinary shares underlying the rights to be included in the public units	985,714	985,714	985,714	985,714
Class A ordinary shares underlying the rights to be included in the private units	30,000	30,000	30,000	30,000
Representative Share	207,000	207,000	207,000	207,000
Less: Shares subject to redemption	(1,725,000)	(3,450,000)	(5,175,000)	(6,900,000)
Pro forma ordinary shares issued and outstanding,as adjusted	8,332,714	6,607,714	4,882,714	3,157,714